February 1, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:      Office of Filings, Information & Consumer Service

Re:      Lattice Strategies Trust (“Trust”) (File Nos. 333-199089 and 811-23002)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that (i) the Prospectus dated February 1, 2016 for the Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, Lattice US Equity Strategy ETF, Lattice Global Small Cap Strategy ETF, and Lattice Real Estate Strategy ETF and (ii)  the Statement of Additional Information dated February 1, 2016 for the Lattice Developed Markets (ex-US) Strategy ETF, Lattice Emerging Markets Strategy ETF, Lattice US Equity Strategy ETF, Lattice Global Small Cap Strategy ETF, and Lattice Real Estate Strategy ETF do not differ from those contained in Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 28, 2016 (Accession No. 0001144204-16-077558).

If you have any questions, please contact me at (617) 662-1742.

Sincerely,

/s/ David James

David James

Managing Director and Managing Counsel

cc:	Darek Wojnar
Albert Lee